Subsequent Events	9 Months Ended
Sep. 30, 2020
Subsequent Events [Abstract]
Subsequent Events

8. SUBSEQUENT EVENTS

The Managing Owner has performed its evaluation of subsequent events from October 1, 2020 to November 12, 2020, the date this form 10-Q was filed. Based on such evaluation, no events were discovered that required disclosure or adjustment to the financial statements.